Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares, authorized (in Shares)	1,700,000,000	1,700,000,000
Ordinary shares, issued (in Shares)	258,499,680	255,898,610
Ordinary shares, outstanding (in Shares)	258,499,680	255,898,610
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares, authorized (in Shares)	200,000,000	200,000,000
Ordinary shares, issued (in Shares)	122,072,980	122,072,980
Ordinary shares, outstanding (in Shares)	122,072,980	122,072,980